SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		0 Months Ended
	Oct. 30, 2013 Brand Contract Vernon Davis item	Mar. 31, 2014 Brand Contract Vernon Davis	May 05, 2014 Subsequent Event Brand Contract Vernon Davis	May 02, 2014 Subsequent Event Brand Contract Vernon Davis item	May 14, 2014 Subsequent Event Brand Contract Mohamed Sanu item	May 27, 2014 Subsequent Event Fantex Series Vernon Davis Convertible Tracking Stock	Apr. 28, 2014 Subsequent Event Fantex Series Vernon Davis Convertible Tracking Stock
SUBSEQUENT EVENTS
Number of shares issued through IPO							421,100
Offer price for shares (in dollars per share)							$ 10.00
Total net proceeds from the offering net of underwriters' discounts							$ 4,000,000
Percentage of brand income entitled	10.00%				10.00%
One time cash consideration agreed to be paid for future ABI under the brand contract	4,000,000				1,560,000
One time cash consideration paid for future ABI under the brand contract				4,000,000
Cash held in escrow		200,000		200,000	78,000
Number of consecutive payments of brand amounts	6			6	6
Financial obligations due to the counterparty		0			0
Current obligated payment due from counterparty		0			0
Number of shares purchased							102,454
Purchase price of shares acquired							1,020,000
Consideration received in ABI due to us under the brand contract			$ 400,000
Percentage of consideration of ABI attributable to the Fantex Series Vernon Davis tracking stock			95.00%
Percentage of consideration of ABI attributable to the Fantex platform common stock			5.00%
Cash dividend declared (in dollars per share)						$ 0.70